Earnings Per Common Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share, Basic and Diluted [Line Items]
Net income	$ 1,657.9		$ 1,985.7		$ 1,766.8
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Weighted average shares used to compute basic EPS (in shares)	340.1		372.5		415.7
Dilutive effect of outstanding stock-based compensation awards (in shares)	4.9	[1]	7.7	[1]	7.2	[1]
Weighted average shares used to compute diluted EPS (in shares)	345.0		380.2		422.9
Basic EPS (in dollars per share)	$ 4.87		$ 5.33		$ 4.25
Diluted EPS (in dollars per share)	$ 4.81		$ 5.22		$ 4.18
Stock Appreciation Rights [Member]
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	8.3		12.4		18.6
Stock Options [Member]
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)					5.7

[1]	Stock-based compensation awards are not included in the calculation of diluted EPS if the exercise price is greater than the average market price of Aetna common shares during the period (i.e., the awards are anti-dilutive). Approximately 8.3 million, 12.4 million and 18.6 million stock appreciation rights (“SARs”) were not included in the calculation of diluted EPS for 2012, 2011 and 2010, respectively. The stock options not included in the calculation of diluted EPS for 2012 and 2011 were not material. Approximately 5.7 million stock options were not included in the calculation of diluted EPS for 2010.